UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9054

                         Credit Suisse Opportunity Funds
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               (Exact name of registrant as specified in charter)


                    c/o Credit Suisse Asset Management, LLC
                              466 Lexington Avenue
                            New York, New York 10017
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              (Address of principal executive offices) (Zip code)

                               J. Kevin Gao, Esq.
                              466 Lexington Avenue
                            New York, New York 10017
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                    (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 875-3500

Date of fiscal year end: 10/31
Date of reporting period: July 1, 2005 - June 30, 2006


ITEM 1. PROXY VOTING RECORD

Credit Suisse Opportunity Funds


=============================== HIGH INCOME FUND ===============================


GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AB6
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote


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GRAND CASINOS, INC.

Ticker:                      Security ID:  700690AH3
Meeting Date: JUL 22, 2005   Meeting Type: Written Consent
Record Date:  JUL 8, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS TO THE INDENTURES AND For       Did Not    Management
      THE ISSUANCE OF THE GUARANTEES                      Vote


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HUNTSMAN CORP

Ticker:       HUN            Security ID:  447011107
Meeting Date: NOV 2, 2005    Meeting Type: Annual
Record Date:  SEP 13, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Jon M. Huntsman            For       For        Management
1.2   Elect Director Marsha J. Evans            For       For        Management
1.3   Elect Director David J. Matlin            For       For        Management
1.4   Elect Director Christopher R. Pechock     For       For        Management
2     Ratify Auditors                           For       For        Management


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US UNWIRED INC.

Ticker:                      Security ID:  90338RAG9
Meeting Date: FEB 27, 2006   Meeting Type: Written Consent
Record Date:  FEB 9, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     PROPOSED AMENDMENTS                       None      Did Not    Management
                                                          Vote

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Credit Suisse Opportunity Funds

By:      /s/ Steven Plump
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         Steven Plump
         Chief Executive Officer

Date:    August 25, 2006